Loss Per Common Share - Summary of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net earnings (loss) attributable to common stockholders	$ (37,414)	$ (51,811)	$ (103,692)	$ (64,986)	$ (256,011)	$ (101,264)	$ (98,508)
Basic
Basic (in shares)	494,061,205	473,829,962	496,392,410	432,989,602	447,829,204	213,490,535	119,766,859
Diluted
Diluted potential common shares (in shares)	494,061,205	473,829,962	496,392,410	432,989,602	447,829,204	213,490,535	119,766,859
Basic loss per share (in dollars per share)	$ (0.08)	$ (0.11)	$ (0.21)	$ (0.15)	$ (0.57)	$ (0.47)	$ (0.82)
Diluted loss per share (in dollars per share)	$ (0.08)	$ (0.11)	$ (0.21)	$ (0.15)	$ (0.57)	$ (0.47)	$ (0.82)